UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.2%

Security	Principal Amount (000’s omitted)	Value
Education — 4.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,131,890
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,112,212
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,176,710
California Educational Facilities Authority, (Stanford University), 5.00%, 3/15/26	2,480	3,116,467
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,046,678
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,091,386
California State University, 5.25%, 11/1/31	1,465	1,691,093

		$12,366,436

Electric Utilities — 2.8%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$970,081
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,239,862
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,669,103
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,376,821
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,295	1,377,025

		$7,632,892

Escrowed/Prerefunded — 3.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/34	$2,500	$2,710,400
East Bay Municipal Utility District, Prerefunded to 6/1/20, 5.00%, 6/1/30	2,000	2,226,120
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	370	426,862
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	500	576,840
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,030	1,186,560
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	1,000	1,008,760
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	560	592,295

		$8,727,837

General Obligations — 41.5%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$2,090	$2,453,409
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/24	865	1,062,947
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/26	1,470	1,851,068
Burbank Unified School District, (Election of 2013), 5.00%, 8/1/28	2,170	2,672,572
California, 1.423%, 12/1/20 (Put Date), 12/1/28(1)	2,850	2,841,193
California, 1.91%, 5/1/19(1)	3,000	3,014,490
California, 5.00%, 8/1/26	4,220	5,260,736
California, 5.50%, 11/1/35	2,500	2,838,000
California, 6.00%, 4/1/38	1,000	1,084,540
Emery Unified School District, 5.00%, 8/1/26	600	749,856
Emery Unified School District, 5.00%, 8/1/27	600	755,754
Emery Unified School District, 5.00%, 8/1/28	1,000	1,241,110
Emery Unified School District, 5.00%, 8/1/29	2,000	2,458,300
Emery Unified School District, 5.00%, 8/1/30	2,160	2,639,282
Emery Unified School District, 5.00%, 8/1/31	1,235	1,495,746

1

Security	Principal Amount (000’s omitted)	Value
Emery Unified School District, 5.00%, 8/1/32	$2,185	$2,632,510
Etiwanda School District, (Election of 2016), 5.00%, 8/1/46	6,055	7,062,734
Glendale Community College District, (Election of 2016), 5.00%, 8/1/32	500	606,840
Glendale Community College District, (Election of 2016), 5.00%, 8/1/33	750	905,077
Glendale Community College District, (Election of 2016), 5.00%, 8/1/34	1,730	2,072,471
Glendale Community College District, (Election of 2016), 5.00%, 8/1/35	1,000	1,195,040
Glendale Community College District, (Election of 2016), 5.00%, 8/1/36	1,000	1,192,130
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	52,137
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,603,620
Los Alamitos Unified School District, 5.00%, 8/1/27	550	671,852
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,311,948
Los Angeles Unified School District, 5.00%, 7/1/25	4,000	4,977,120
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	565	704,295
Mariposa County Unified School District, (Election of 2016), 4.00%, 8/1/42	2,320	2,454,026
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,324,640
Mt. San Antonio Community College District, 0.00%, 4/1/22	2,000	1,848,900
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	877,485
Ocean View School District, (Election of 2016), 5.00%, 8/1/22	500	589,345
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	5,746,104
Palomar Community College District, (Election of 2006), 0.00%, 8/1/23	2,440	2,169,721
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,135,480
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,067,740
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/21	555	638,883
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/25	500	622,025
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/26	515	647,036
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/28	500	624,640
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/29	500	617,600
San Luis Coastal Unified School District, (Election of 2014), 5.00%, 8/1/30	655	804,274
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/30	600	736,740
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/31	500	610,030
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/35	500	598,980
Santa Barbara Unified School District, (Election of 2016), 5.00%, 8/1/41	3,915	4,629,409
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)	5,400	5,822,442
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/29	330	407,283
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/30	640	785,856
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/31	600	733,830
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/32	700	851,662
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/34	500	601,915
Santa Monica-Malibu Unified School District, (Election of 2012), 5.00%, 7/1/32	500	612,005
Sonoma County Junior College District, 5.00%, 8/1/28	1,825	2,235,862
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,197,940
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,185,970
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,172,760
Vista Unified School District, 5.00%, 8/1/27	1,280	1,560,384
Vista Unified School District, 5.00%, 8/1/28	900	1,085,967
West Sonoma County Union High School District, (Election of 2010), 4.00%, 8/1/46	3,000	3,137,220
Windsor Unified School District, 4.00%, 8/1/24	100	113,860
Windsor Unified School District, 4.00%, 8/1/25	100	114,529
Windsor Unified School District, 4.00%, 8/1/27	250	283,863
Windsor Unified School District, 4.00%, 8/1/28	370	416,750
Windsor Unified School District, 4.00%, 8/1/29	630	700,913
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,208,280

		$111,379,126

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 9.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$2,039,239
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	832,792
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,190,270
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	1,090	1,367,677
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00% to 11/1/22 (Put Date), 8/1/31	1,600	1,880,704
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,712,310
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,619,970
California Health Facilities Financing Authority, (Sutter Health), 4.00%, 11/15/48(3)	1,600	1,648,672
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/48(3)	2,500	2,884,350
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,411,000
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	115,618
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24	800	930,920
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	232,054
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25	800	938,000
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26	500	589,270
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	188,366
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	118,301
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	168,096
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	471,614
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	548,525
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,338,989

		$24,226,737

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,621,650
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,139,760

		$3,761,410

Insured-General Obligations — 2.8%
Center Joint Unified School District, (BAM), 0.00%, 8/1/23	$1,250	$1,103,287
Kern Community College District, (Election of 2002), (AGM), 0.00%, 11/1/23	3,385	2,981,474
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	373,517
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	415	476,524
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	383,434
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,840	2,137,344
Victor Valley Union High School District, (BAM), 5.00%, 8/1/26	135	167,104

		$7,622,684

Insured-Lease Revenue/Certificates of Participation — 0.5%
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	$1,200	$1,198,068

		$1,198,068

Insured-Special Tax Revenue — 2.1%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,389,557
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	740,059
Roseville Finance Authority, (AGM), 4.00%, 9/1/24	550	619,718

3

Security	Principal Amount (000’s omitted)	Value
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/21	$175	$198,784
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/23	500	586,615
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/24	625	743,894
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/25	500	601,560
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/26	585	709,429

		$5,589,616

Insured-Transportation — 0.6%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	$225	$224,987
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,457,280

		$1,682,267

Lease Revenue/Certificates of Participation — 1.2%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$3,083,755

		$3,083,755

Other Revenue — 8.1%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,427,635
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,016,590
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,490,118
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	4,155	4,878,676
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.19%, 4/1/18 (Put Date), 10/1/47(1)	1,750	1,750,963
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.211%, 4/1/20 (Put Date), 4/1/38(1)	7,500	7,531,050
Los Angeles County, Tax and Revenue Anticipation Notes, 5.00%, 6/29/18(3)	2,500	2,601,750

		$21,696,782

Senior Living/Life Care — 1.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$682,385
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	587,275
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	905,635
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(4)	1,000	1,106,870
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	828,142

		$4,110,307

Special Tax Revenue — 9.0%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$424,080
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	677,608
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,762,046
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	210	218,282
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	649,142

4

Security	Principal Amount (000’s omitted)	Value
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	$465	$517,908
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	499,676
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	602,596
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	396,680
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	593,128
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	838,250
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	330,000
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,702,720
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/33	1,725	2,038,777
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	577,485
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	865,319
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	3,605	4,267,923
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,880,547
Successor Agency to San Francisco City and County Redevelopment Agency, 2016 Series B, 5.00%, 8/1/36	350	402,899
Torrance Redevelopment Agency, 5.625%, 9/1/28	760	761,406
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,138,480

		$24,144,952

Transportation — 6.0%
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	$1,970	$2,270,346
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)	3,080	3,393,113
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,843,885
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,027,464
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/23	1,000	1,167,730
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/24	1,000	1,188,030
San Jose, Airport Revenue, (AMT), 5.00%, 3/1/25	1,000	1,204,860

		$16,095,428

Water and Sewer — 6.8%
California Department of Water Resources, (Central Valley Project), 1.21%, 12/1/17 (Put Date), 12/1/35(1)	$6,500	$6,499,480
East Bay Municipal Utility District, 5.00%, 6/1/32	2,450	2,916,627
Long Beach, Sewer Revenue, 5.00%, 5/1/29	495	602,197
Long Beach, Sewer Revenue, 5.00%, 5/1/30	450	544,244
Metropolitan Water District of Southern California, 1.29%, 3/27/18 (Put Date), 7/1/36(1)	1,985	1,985,754
Orange County Water District, 5.00%, 8/15/28	500	622,315
Orange County Water District, 5.00%, 8/15/34	1,000	1,202,230
Riverside, Water System Revenue, 1.54%, 1/15/20 (Put Date), 10/1/35(1)	2,000	2,000,640
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,832,520

		$18,206,007

Total Tax-Exempt Municipal Securities — 101.2% (identified cost $260,687,540)		$271,524,304

5

Taxable Municipal Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,120,080

		$2,120,080

Insured-Special Tax Revenue — 2.3%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$236,765
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23	820	811,259
Successor Agency to Banning Redevelopment Agency, (AGM), 2.645%, 9/1/24	855	843,902
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	403,752
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	894,009
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	974,931
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31	1,185	1,134,626
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	260,151
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	231,545
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	304,677

		$6,095,617

Special Tax Revenue — 0.7%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$304,620
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	257,643
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	259,402
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	260,790
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	261,297
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	252,918
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	219,661

		$1,816,331

Transportation — 0.9%
Port of Oakland, 2.92%, 11/1/24(3)	$2,500	$2,489,950

		$2,489,950

Total Taxable Municipal Securities — 4.7% (identified cost $12,381,999)		$12,521,978

Closed-End Funds — 0.7%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	146,801	$2,009,706

Total Closed-End Funds — 0.7% (identified cost $2,122,504)		$2,009,706

Total Investments — 106.6% (identified cost $275,192,043)		$286,055,988

Other Assets, Less Liabilities — (6.6)%		$(17,691,380)

Net Assets — 100.0%		$268,364,608

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

6

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 9.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.3% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $1,106,870 or 0.4% of the Fund’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Sep-17	$(7,534,604)	$(7,531,875)	$2,729
U.S. Long Treasury Bond	17	Short	Sep-17	(2,585,044)	(2,612,688)	(27,644)

						$(24,915)

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,729 and $27,644, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$264,598,492

Gross unrealized appreciation	$12,024,793
Gross unrealized depreciation	(1,087,297)

Net unrealized appreciation	$10,937,496

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$271,524,304	$—	$271,524,304
Taxable Municipal Securities	—	12,521,978	—	12,521,978
Closed-End Funds	2,009,706	—	—	2,009,706
Total Investments	$2,009,706	$284,046,282	$—	$286,055,988
Futures Contracts	$2,729	$—	$—	$2,729
Total	$2,012,435	$284,046,282	$—	$286,058,717

Liability Description
Futures Contracts	$(27,644)	$—	$—	$(27,644)
Total	$(27,644)	$—	$—	$(27,644)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Massachusetts Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.3%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,307,760
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,779,135
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,128,489

		$12,215,384

Education — 18.0%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$285	$302,254
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,052,540
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,317,500
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,723,786
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,835,279
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,211,749
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,199,152
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,762,913
Massachusetts Development Finance Agency, (Williams College), 1.45% to 7/1/21 (Put Date), 7/1/41	1,000	997,290
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/27	1,800	2,276,208
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/29	1,900	2,355,145
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,165,080
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,695,600

		$29,894,496

Escrowed/Prerefunded — 10.3%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$300	$313,029
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	125	130,429
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,152,648
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,704,607
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,281,136
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,693,886
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,249,100
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	700	738,640
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	4,500	4,811,895

		$17,075,370

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 16.8%
Arlington, 4.00%, 11/1/25	$1,025	$1,199,947
Danvers, 5.25%, 7/1/36	2,800	3,193,008
Lexington, 4.00%, 2/1/23	1,095	1,246,920
Massachusetts, 5.00%, 4/1/26	1,085	1,344,673
Massachusetts, 5.00%, 3/1/31	4,000	4,669,520
Melrose, 4.00%, 8/1/25	1,045	1,208,762
Nantucket, 5.00%, 11/1/24	1,275	1,568,926
Nantucket, 5.00%, 11/1/25	1,330	1,659,574
Nantucket, 5.00%, 11/1/26	700	883,330
Plymouth, 5.00%, 5/1/26	710	801,349
Plymouth, 5.00%, 5/1/28	1,160	1,306,473
Plymouth, 5.00%, 5/1/31	1,090	1,226,054
Plymouth, 5.00%, 5/1/32	1,000	1,119,270
Wayland, 5.00%, 2/1/33	1,790	1,995,456
Wayland, 5.00%, 2/1/36	2,680	2,981,661
Wellesley, 4.00%, 6/1/24	565	654,682
Winchester, 5.00%, 4/15/36	775	868,333

		$27,927,938

Hospital — 12.5%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,216,809
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,152,634
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	2,750	3,156,972
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,255,700
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	645	652,792
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,795	3,104,966
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,218,269
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,211,902
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,309,888
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,751,481
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	789,795

		$20,821,208

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$2,200	$2,203,872

		$2,203,872

Insured-Education — 8.1%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,566,500
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	5,460	6,940,424

		$13,506,924

Insured-Escrowed/Prerefunded — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$1,395	$1,522,949
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	95	100,364

		$1,623,313

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 5.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,094,805
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,358,107

		$8,452,912

Insured-Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$720	$753,134

		$753,134

Insured-Transportation — 7.1%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,797,142
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	9,040,493

		$11,837,635

Senior Living/Life Care — 2.2%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$565,745
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	615	616,710
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	2,465	2,468,377

		$3,650,832

Special Tax Revenue — 1.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,591,590

		$1,591,590

Student Loan — 1.3%
Massachusetts Educational Financing Authority, (AMT), 4.25%, 7/1/46	$2,250	$2,213,123

		$2,213,123

Transportation — 3.9%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,391,340
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,151,475

		$6,542,815

Total Tax-Exempt Investments — 96.4% (identified cost $145,823,709)		$160,310,546

Other Assets, Less Liabilities — 3.6%		$5,953,570

Net Assets — 100.0%		$166,264,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 11.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $5,288,959 or 3.2% of the Fund’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Sep-17	$(15,206,136)	$(15,368,750)	$(162,614)

						$(162,614)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $162,614.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,966,602

Gross unrealized appreciation	$14,992,094
Gross unrealized depreciation	(288,150)

Net unrealized appreciation	$14,703,944

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$160,310,546	$—	$160,310,546
Total Investments	$—	$160,310,546	$—	$160,310,546

Liability Description
Futures Contracts	$(162,614)	$—	$—	$(162,614)
Total	$(162,614)	$—	$—	$(162,614)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 108.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$12,066,500
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	21,305	23,757,419

		$35,823,919

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$5,837,189

		$5,837,189

Education — 6.5%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/21	$325	$371,468
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	1,000	1,177,610
New York Dormitory Authority, (State University), 5.00%, 7/1/21	1,250	1,429,300
New York Dormitory Authority, (State University), 5.00%, 7/1/22	1,500	1,754,520
Ohio State University, 5.00%, 12/1/39	10,000	11,522,300
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,417,613
Rutgers State University, NJ, 5.00%, 5/1/43(2)	37,000	41,290,150
University of California, 5.25%, 5/15/36	7,080	8,415,784
University of California, 5.25%, 5/15/37	13,000	15,443,610
University of California, 5.25%, 5/15/38	7,700	9,104,403
University of California, 5.25%, 5/15/42	10,000	12,177,800
University of Minnesota, 5.00%, 8/1/21	1,075	1,232,767
University of Virginia, 5.00%, 4/1/38	27,060	32,441,152
University of Virginia, 5.00%, 4/1/39	32,640	39,068,774

		$186,847,251

Electric Utilities — 9.0%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,282,840
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.10%, 5/1/26	19,680	19,828,190
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,750	7,811,613
Nebraska Public Power District, 5.00%, 1/1/21	1,150	1,296,085
Omaha Public Power District, NE, 5.00%, 2/1/39	14,590	16,855,973
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,525	7,538,072
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	6,875	7,802,506
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	41,100	43,693,410
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,241,100
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	26,557,425
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	32,329,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	34,930	40,332,972
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	30,660	32,602,004

		$257,171,190

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 5.5%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,758,080
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,701,904
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	16,142,343
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	387,779
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	416,595
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,500	3,842,055
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(2)	45,615	47,058,258
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	653,975
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,215,705
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	5,150,893
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,411,991
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	4,167,849
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,793,000
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,125,400
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	14,067,500
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 11/15/18, 5.25%, 11/15/34(2)	14,590	15,451,454
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	13,215	13,977,109

		$156,321,890

General Obligations — 20.9%
Arlington County, VA, 5.00%, 8/15/27	$9,255	$11,807,992
Arlington County, VA, 5.00%, 8/15/29	9,455	11,846,264
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/35	5,000	5,626,250
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/31	725	865,396
California, 5.00%, 8/1/26	8,440	10,521,473
California, 5.00%, 8/1/46	20,500	23,845,395
Chicago, IL, 6.00%, 1/1/38	7,500	7,724,325
Clackamas Community College District, OR, 0.00%, 6/15/38	760	771,218
Clackamas Community College District, OR, 0.00%, 6/15/39	1,000	1,013,280
Clackamas Community College District, OR, 0.00%, 6/15/40	1,250	1,266,225
Dallas, TX, 5.00%, 2/15/24	10,530	12,339,265
District of Columbia, 5.00%, 6/1/28	2,000	2,488,680
Fremont Union High School District, CA, 5.00%, 8/1/44(3)	17,820	21,269,417
Georgia, 4.00%, 1/1/25	10,000	11,644,300
Georgia, 4.00%, 7/1/25	10,000	11,690,000
Glendale Community College District, CA, (Election of 2016), 5.25%, 8/1/41	10,000	12,208,500
Illinois, 5.00%, 2/1/24	10,705	11,189,722
Illinois, 5.00%, 11/1/24	11,295	11,823,380
Illinois, 5.00%, 2/1/27	18,500	18,995,800
Illinois, 5.25%, 7/1/30	6,150	6,351,105
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,176,858
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,630,686
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,823,320
Maryland, 4.00%, 6/1/27	18,625	21,145,521

Security	Principal Amount (000’s omitted)	Value
Maryland, 4.00%, 6/1/28	$15,080	$16,964,397
Maryland, 5.00%, 8/1/23	17,150	20,652,887
Massachusetts, 1.38%, 2/1/19(4)	5,000	5,017,000
Massachusetts, 5.00%, 7/1/35	10,000	11,637,600
Massachusetts, 5.00%, 7/1/36	21,160	24,575,647
Massachusetts, 5.00%, 3/1/37	11,500	13,225,230
Menomonee Falls, WI, 2.00%, 6/1/21	525	534,083
Menomonee Falls, WI, 3.00%, 6/1/20	225	235,260
New York, NY, 5.00%, 8/1/28	13,405	16,501,421
New York, NY, 5.00%, 8/1/33	10,000	11,859,700
North Carolina, 5.00%, 6/1/22	10,000	11,742,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,510,100
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	43,743,036
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)	57,400	61,890,402
Santa Monica Community College District, CA, (Election of 2008), 5.00%, 8/1/35	7,000	8,406,230
Suffolk County, NY, 5.00%, 5/1/22	5,000	5,775,500
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	12,030	13,900,906
Tulsa County Independent School District No. 4, OK, 2.00%, 7/1/19(3)	6,000	6,075,960
Washington, 5.00%, 8/1/40	15,000	17,314,050
Washington, Series 2011B, 5.00%, 2/1/33	18,125	20,259,038
Washington, Series 2014D, 5.00%, 2/1/33	19,200	22,376,640
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	15,005,976

		$597,267,435

Hospital — 9.7%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,420,765
California Health Facilities Financing Authority, (Kaiser Permanente), 5.00% to 11/1/22 (Put Date), 8/1/31	4,800	5,642,112
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	4,345	5,451,889
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)	36,700	39,853,631
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,011,196
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,871,708
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,671,277
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,508,770
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	9,627,700
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/25	430	488,295
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,538,375
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,727,200
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/20	780	829,304
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/21	500	540,335
Maple Grove, MN, (Maple Grove Hospital Corp.), 4.00%, 5/1/22	500	546,120
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 5/15/42	15,000	17,025,300
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,576,796
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/21	395	455,546

Security	Principal Amount (000’s omitted)	Value
Minneapolis and St. Paul Housing Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/22	$545	$642,375
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,555,925
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/35	1,500	1,742,895
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,531,539
Shelby County Health, Educational and Housing Facility Board, TN, (Methodist Le Bonheur Healthcare), 5.00%, 5/1/35	3,235	3,764,472
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	12,284,040
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	28,717,080
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.92%, 7/1/22 (Put Date), 1/1/42(4)	1,000	1,005,230
Washington Township Health Care District, CA, 6.25%, 7/1/39	16,675	17,967,312
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,771,565

		$275,768,752

Housing — 0.4%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,558,817

		$10,558,817

Industrial Development Revenue — 2.9%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,247,722
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,456,408
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	19,933,783
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	865	866,073
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	365	383,210
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,449,573
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	10,000	9,999,300

		$82,336,069

Insured-Education — 0.0%(5)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,288,536

		$1,288,536

Insured-General Obligations — 0.2%
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	$4,525	$5,025,012
West Bloomfield School District, MI, (AGM), 4.00%, 5/1/21	540	590,701
West Bloomfield School District, MI, (AGM), 5.00%, 5/1/22	550	635,492

		$6,251,205

Insured-Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$13,229,520

		$13,229,520

Insured-Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$32,475,858
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,567,662

		$39,043,520

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.9%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,116,080
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,952,164
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	17,488,686
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	50,429,289
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	24,255,072

		$110,241,291

Insured-Student Loan — 0.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$18,665	$19,523,963

		$19,523,963

Insured-Transportation — 2.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,339,467
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	19,981,532
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	4,270	4,372,224
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	37,070	46,585,128
St. Louis, MO, (St. Louis Lambert International Airport), (AGM), (AMT), 5.00%, 7/1/22	1,500	1,728,690

		$78,007,041

Lease Revenue/Certificates of Participation — 2.8%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/24	$11,190	$13,498,273
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/28	10,765	13,210,701
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/37	5,600	6,560,792
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,875	36,352,846
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	10,000	11,864,900

		$81,487,512

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,110	$6,785,997

		$6,785,997

Other Revenue — 4.2%
Burke County, NC, Limited Obligation Bonds, 4.00%, 4/1/20	$250	$268,895
Burke County, NC, Limited Obligation Bonds, 4.00%, 4/1/21	225	246,962
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	61,733
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,582,000
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(7)	12,000	11,962,800
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(7)	19,000	17,565,500
Oregon, Lottery Revenue, 5.00%, 4/1/35	2,500	2,978,225
Oregon, Lottery Revenue, 5.00%, 4/1/36	5,000	5,942,300
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	25,761,240
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,365,498
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	38,120,327

		$119,855,480

Senior Living/Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	$409	$99,967
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,748,067

		$11,848,034

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.8%
Maryland Department of Transportation, 4.00%, 9/1/27	$6,995	$8,281,101
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(8)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(8)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	400	377,551
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	15,030	17,530,445
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/36	5,000	5,864,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	8,550	9,881,919
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	11,675	13,471,316
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/39	5,500	6,456,340
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/35(3)	1,000	1,069,850
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28(3)	13,500	16,609,050
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,642,500
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/38(3)	6,000	7,037,040
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/39(3)	3,000	3,513,060
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	8,000	9,426,640
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	11,985	14,223,558
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,779,500
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/30	4,120	4,893,200
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/34(3)	14,200	17,006,914
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26	8,575	10,540,047
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,965,800
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	485	485,703
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	355	331,112
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,710
Texas Transportation Commission, 5.00%, 4/1/33(2)	10,000	11,686,300

		$195,199,656

Student Loan — 0.5%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$5,980	$6,353,571
Massachusetts Educational Financing Authority, (AMT), 4.00%, 7/1/20	375	398,445
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/22	2,000	2,254,840
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,571,542

		$14,578,398

Transportation — 17.8%
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	$1,880	$2,146,697
Central Texas Regional Mobility Authority, 5.00%, 1/1/40	2,105	2,381,765
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,264,500
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,808,009
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,797,575
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	6,000	6,870,480
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	8,000	9,171,920
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	5,750	6,582,197
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	1,000	1,139,670
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,125	1,299,398

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	$16,100	$18,406,486
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	8,144,537
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,153,002
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,059,775
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	7,410	8,482,005
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,305,397
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,258,136
Illinois Toll Highway Authority, 5.00%, 1/1/33	3,950	4,473,415
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)	18,180	19,806,201
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	31,032,190
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)	7,200	7,931,952
Metropolitan Transportation Authority, NY, 5.00%, 11/15/39	14,000	15,978,900
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,050	11,889,954
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	4,005,601
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/22(3)	2,250	2,618,078
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/42(3)	2,000	2,308,180
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	28,271,000
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	11,218,300
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	21,075	22,059,202
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,513,700
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	7,525	8,671,283
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	6,075	6,279,727
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,465	8,131,923
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	3,145	3,454,877
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	13,187,146
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	4,800	5,117,760
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	8,495	9,370,834
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,522,406
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	17,620	20,106,711
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	29,751,211
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/36	4,000	4,621,400
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/37	1,000	1,153,580
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	33,179,084
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	27,082,281
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	24,390	25,819,498

		$507,827,943

Water and Sewer — 10.3%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$25,001,100
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,331,657
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	61,396,808
East Bay Municipal Utility District, CA, 5.00%, 6/1/30	5,000	6,199,950
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	5,355	6,336,679
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	10,000	11,746,700
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	13,465	15,795,791

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/33	$4,180	$5,092,954
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/34	4,665	5,656,452
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/42	8,000	9,568,560
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.25%, 6/1/47	10,000	12,147,600
Macomb Interceptor Drain Drainage District, MI, 5.00%, 5/1/21	730	831,434
Macomb Interceptor Drain Drainage District, MI, 5.00%, 5/1/22	500	583,550
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,061,948
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,802,665
Milwaukee Metropolitan Sewerage District, WI, 3.00%, 10/1/21	1,815	1,944,174
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	12,830	14,866,762
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/37	24,150	28,009,894
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)	32,355	33,890,245
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,442,100
San Diego Public Facilities Financing Authority, CA, Sewer Revenue, 5.00%, 5/15/37	13,600	15,983,128
Tucson, AZ, Water System Revenue, 5.00%, 7/1/24	1,000	1,216,650
Tucson, AZ, Water System Revenue, 5.00%, 7/1/25	1,100	1,355,761
Tucson, AZ, Water System Revenue, 5.00%, 7/1/26	1,000	1,245,140
Tucson, AZ, Water System Revenue, 5.00%, 7/1/27	1,500	1,881,420
Tucson, AZ, Water System Revenue, 5.00%, 7/1/28	1,000	1,242,570

		$293,631,692

Total Tax-Exempt Municipal Securities — 108.8% (identified cost $2,935,818,532)		$3,106,732,300

Taxable Municipal Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(5)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$1,430	$569,549

		$569,549

General Obligations — 1.2%
Chicago, IL, 7.517%, 1/1/40(9)	$25,000	$25,847,500
Chicago, IL, 7.75%, 1/1/42	7,900	8,123,333

		$33,970,833

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$36,306,370

		$36,306,370

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$14,818,500
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,390	21,519,886

		$36,338,386

Security	Value
Total Taxable Municipal Securities — 3.8% (identified cost $99,135,661)	$107,185,138

Total Investments — 112.6% (identified cost $3,034,954,193)	$3,213,917,438

Other Assets, Less Liabilities — (12.6)%	$(359,273,542)

Net Assets — 100.0%	$2,854,643,896

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.8%
California	18.9%
Texas	15.0%
Others, representing less than 10% individually	58.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	When-issued/delayed delivery security.

(4)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(5)	Amount is less than 0.05%.

(6)	Security is in default and making only partial interest payments.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $29,528,300 or 1.0% of the Fund’s net assets.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Sep-17	$(304,122,716)	$(307,375,000)	$(3,252,284)

						$(3,252,284)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,252,284.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,670,406,643

Gross unrealized appreciation	$241,411,233
Gross unrealized depreciation	(25,125,438)

Net unrealized appreciation	$216,285,795

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,106,732,300	$—	$3,106,732,300
Taxable Municipal Securities	—	107,185,138	—	107,185,138
Total Investments	$—	$3,213,917,438	$—	$3,213,917,438

Liability Description
Futures Contracts	$(3,252,284)	$—	$—	$(3,252,284)
Total	$(3,252,284)	$—	$—	$(3,252,284)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 103.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.5%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,459,453
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,725,332

		$15,184,785

Cogeneration — 0.7%

Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,955	$2,955,236

		$2,955,236

Education — 17.1%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/24	$250	$293,912
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/25	365	426,189
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	250	282,883
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	282,678
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	360,462
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	666,051
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	571,101
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	714,295
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/19	350	373,436
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	174,740
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	214,717
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	207,758
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	229,992
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,202,135
Monroe County Industrial Development Corp., (University of Rochester), 5.00%, 7/1/33	550	657,574
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,046,287
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,919,685
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,560,750
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,780,900
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,689,000
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	657,070
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	1,100	1,291,400
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/35	500	582,675
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27	670	827,122
New York Dormitory Authority, (New York University), 4.00%, 7/1/35	4,525	4,852,836
New York Dormitory Authority, (New York University), 5.00%, 7/1/22	1,890	2,220,674

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	$1,080	$1,318,961
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/27	1,000	1,209,200
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.89%, 7/1/39(2)	6,500	6,500,000
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	284,778
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,641,975
New York Dormitory Authority, (State University), 5.00%, 7/1/30	1,305	1,581,229
New York Dormitory Authority, (State University), 5.00%, 7/1/31	1,000	1,206,280
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,105,700
New York Dormitory Authority, (The New School), 5.00%, 7/1/28	1,000	1,212,660
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	6,197,180
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,052,848
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,716,099
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,058,325
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	460,324

		$74,631,881

Electric Utilities — 3.3%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,194,345
New York Power Authority, 5.00%, 11/15/31	1,000	1,150,010
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,380,520
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,704,938
Utility Debt Securitization Authority, 5.00%, 12/15/41	4,265	4,924,710

		$14,354,523

Escrowed/Prerefunded — 4.2%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,422,830
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	460	467,208
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	2,250	2,285,258
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	3,830	4,093,044
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	3,480	3,744,132
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	1,710	1,797,894
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,040,100
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	3,370	3,568,978

		$18,419,444

General Obligations — 2.2%
New York City, 5.00%, 8/1/28	$5,000	$6,045,950
New York City, 5.00%, 8/1/32	1,250	1,453,525
New York City, 5.30%, 4/1/27	250	268,288
New York City, 5.375%, 4/1/36	1,520	1,630,413
New York City, 6.25%, 10/15/28	170	181,444

		$9,579,620

2

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,420,600
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	411,847
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,812,278
Monroe County Industrial Development Corp., (Rochester General Hospital), 5.00%, 12/1/36	800	908,624
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,844,855
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	1,500	1,734,120
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,530	5,250,270
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	4,500	5,054,760
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	1,420	1,522,510
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	2,830	3,042,137
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	2,950,580
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	528,503

		$29,481,084

Housing — 1.8%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$658,724
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400	475,344
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	925,853
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	743,128
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	550	639,908
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,267,517
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,061,140
New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,037,870

		$7,809,484

Industrial Development Revenue — 2.8%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,012,060
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	3,750	3,718,650
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(3)	2,580	2,585,728

		$12,316,438

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,633,130

		$8,633,130

Insured-Electric Utilities — 1.1%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,633,435

		$4,633,435

3

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 4.8%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/21	$1,875	$2,039,025
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/22	2,700	2,936,196
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	2,705	2,282,641
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,285	1,863,349
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,295	11,941,465

		$21,062,676

Insured-General Obligations — 4.4%
Monroe County, (AGM), 3.00%, 6/1/33	$855	$835,421
Monroe County, (AGM), 5.00%, 6/1/23	3,195	3,758,438
Monroe County, (AGM), 5.00%, 6/1/27	2,140	2,619,360
Oyster Bay, (AGM), 4.00%, 8/1/28	4,010	4,285,487
Schenectady, (MAC), 5.00%, 5/15/28	500	608,480
Schenectady, (MAC), 5.00%, 5/15/29	530	638,306
Schenectady, (MAC), 5.00%, 5/15/30	560	668,242
Suffolk County, (AGM), 5.00%, 10/15/26	2,195	2,685,187
Suffolk County, (AGM), 5.00%, 2/1/27	2,375	2,903,936

		$19,002,857

Insured-Other Revenue — 1.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$9,925	$6,479,239
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	1,990	1,236,904

		$7,716,143

Insured-Transportation — 1.3%
Metropolitan Transportation Authority, (AGM), 1.405%, 4/6/21 (Put Date), 11/1/32(4)	$1,250	$1,259,562
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	3,000	3,094,320
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	1,335	1,366,960

		$5,720,842

Lease Revenue/Certificates of Participation — 4.3%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/36	$1,000	$1,064,090
Hudson Yards Infrastructure Corp., 5.00%, 2/15/23	2,000	2,365,260
Hudson Yards Infrastructure Corp., 5.00%, 2/15/28	5,000	6,135,950
Hudson Yards Infrastructure Corp., 5.00%, 2/15/37	1,400	1,640,198
New York Urban Development Corp., 5.70%, 4/1/20	6,925	7,444,791

		$18,650,289

Other Revenue — 5.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$7,895	$4,609,022
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,764,075
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	2,310	2,722,728
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,059,530
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,063,234

4

Security	Principal Amount (000’s omitted)	Value
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	$445	$504,759
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	570	648,962
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	672,706
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/32	280	299,891
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	796,005
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	850,378
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/31	500	592,245
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,723,950

		$22,307,485

Senior Living/Life Care — 2.6%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$740,818
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	737,126
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,817,385
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	752,004
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	315,809
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,608,874
Tompkins County Development Corp., (Kendal at Ithaca), 5.00%, 7/1/34	100	108,598
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,000	1,087,530

		$11,168,144

Special Tax Revenue — 16.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/35	$250	$296,207
Metropolitan Transportation Authority, Dedicated Tax Revenue, Green Bonds, 4.00%, 11/15/33	2,500	2,719,075
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/34	2,060	2,372,131
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,712,182
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	2,500	2,934,700
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	3,660	4,225,031
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,573,850
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,765	1,222,863
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	3,080,775
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	247,924
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,000	1,125,840
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	3,908,486
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	5,000	5,801,600
New York Dormitory Authority, Personal Income Tax Revenue, Prerefunded to 3/15/19, 5.25%, 3/15/38	5,500	5,878,510

5

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	$5,000	$5,932,300
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,392,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/36	2,000	2,356,660
Sales Tax Asset Receivables Corp., 5.00%, 10/15/26	1,355	1,665,512
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,112,600
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,079,000

		$69,637,346

Transportation — 13.3%
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/36	$1,000	$1,172,430
Buffalo and Fort Erie Public Bridge Authority, 5.00%, 1/1/37	875	1,025,080
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	3,195	3,665,688
Metropolitan Transportation Authority, Series 2015C-1, 5.00%, 11/15/35	2,500	2,899,900
Metropolitan Transportation Authority, Series 2016B, 5.00%, 11/15/35	4,230	4,962,044
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,102,613
New York Thruway Authority, 5.00%, 1/1/29	1,240	1,455,512
New York Thruway Authority, 5.00%, 1/1/37	265	297,974
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,554,178
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	1,905	1,969,199
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,100	3,376,954
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,379,920
Port Authority of New York and New Jersey, 5.00%, 11/15/34	1,095	1,295,363
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,275	4,918,644
Port Authority of New York and New Jersey, 5.00%, 11/15/36	440	517,730
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	3,285	3,707,681
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,044,125
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/36	2,175	2,570,850
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	2,075	2,452,650
Triborough Bridge and Tunnel Authority, Series 2015B, 5.00%, 11/15/38	2,180	2,534,010
Triborough Bridge and Tunnel Authority, Series 2017B, 5.00%, 11/15/38	1,160	1,372,210
Triborough Bridge and Tunnel Authority, Series 2015A, 5.00%, 11/15/40	3,120	3,597,204
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	5,630	5,959,974

		$57,831,933

Water and Sewer — 3.9%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/35	$1,435	$1,662,806
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	2,500	2,888,250
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38(5)	5,000	5,904,800
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,078,890
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,655	2,780,980

6

Security	Principal Amount (000’s omitted)	Value
Suffolk County Water Authority, Series 2015A, 5.00%, 6/1/37	$950	$1,118,910
Suffolk County Water Authority, Series 2016A, 5.00%, 6/1/37	1,400	1,662,234

		$17,096,870

Tax-Exempt Municipal Securities — 103.0% (identified cost $420,048,705)		$448,193,645

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Education — 0.8%
New York Dormitory Authority, (New York University), 3.998%, 7/1/39	$3,500	$3,571,715

Total Taxable Municipal Securities — 0.8% (identified cost $3,553,892)		$3,571,715

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(3)(6)(7)	400	$1,076,872

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,076,872

Total Investments — 104.1% (identified cost $424,882,597)		$452,842,232

Other Assets, Less Liabilities — (4.1)%		$(17,901,685)

Net Assets — 100.0%		$434,940,547

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 14.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 5.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at June 30, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2017, the aggregate value of these securities is $12,436,010 or 2.9% of the Fund’s net assets.

7

(4)	Floating-rate security. The stated interest rate represents the rate in effect at June 30, 2017.

(5)	When-issued security.

(6)	Non-income producing.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Sep-17	$(19,463,854)	$(19,672,000)	$(208,146)

						$(208,146)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MAC	-	Municipal Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $208,146.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,449,741

Gross unrealized appreciation	$29,875,487
Gross unrealized depreciation	(1,102,996)

Net unrealized appreciation	$28,772,491

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

8

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$448,193,645	$—	$448,193,645
Taxable Municipal Securities	—	3,571,715	—	3,571,715
Miscellaneous	—	—	1,076,872	1,076,872
Total Investments	$—	$451,765,360	$1,076,872	$452,842,232

Liability Description
Futures Contracts	$(208,146)	$—	$—	$(208,146)
Total	$(208,146)	$—	$—	$(208,146)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2017 is not presented.

At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Ohio Municipal Income Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.9%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	$1,000	$1,118,900
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,285	3,663,136

		$4,782,036

Education — 8.5%
Kent State University, 5.00%, 5/1/30	$1,185	$1,408,207
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	424,984
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	200	240,532
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,148,870
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	380	410,814
Ohio Higher Educational Facility Commission, (Denison University), 5.25%, 11/1/46	1,355	1,607,884
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,287,700
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,031,885
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	628,683
Ohio State University, 5.00%, 12/1/29	1,060	1,322,859
Ohio University, 5.00%, 12/1/35	500	582,435
University of Cincinnati, 5.00%, 6/1/34	585	683,935
University of Cincinnati, 5.00%, 6/1/45	2,000	2,311,220

		$14,090,008

Electric Utilities — 2.4%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,126,670
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,097,270
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	682,876

		$3,906,816

Escrowed/Prerefunded — 7.8%
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	$2,500	$2,762,875
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,322,867
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,064,260
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	350	378,312
Ohio Building Authority, Prerefunded to 4/1/19, 5.00%, 10/1/27	1,500	1,603,155
Ohio Higher Educational Facility Commission, (Case Western Reserve University), Prerefunded to 12/1/17, 5.00%, 12/1/33	4,000	4,069,840
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	1,495	1,685,523
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	58,314

		$12,945,146

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.6%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,060,640
Lakewood City School District, 5.00%, 12/1/33	1,000	1,152,960
Lakewood City School District, 5.00%, 11/1/36	1,330	1,525,869
Northwest Local School District, 5.00%, 12/1/40	500	578,840

		$4,318,309

Hospital — 12.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,693,947
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,284,452
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,729,700
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	879,008
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	1,035,348
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,350,156
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	794,956
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	650	682,006
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	491,303
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	4,980,284
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	870	939,391
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,705,140
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	506,075
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	234,038

		$20,305,804

Industrial Development Revenue — 1.4%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,712

		$2,386,712

Insured-Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$186,268

		$186,268

Insured-Electric Utilities — 7.7%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$261,276
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,500	1,795,185
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,862,328
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,392,950
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,917,325
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,500,465
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,069,219

		$12,798,748

Insured-Escrowed/Prerefunded — 5.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,155,226
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	1,500	1,610,205
University of Cincinnati, (NPFG), Prerefunded to 12/1/17, 5.00%, 6/1/34	2,700	2,747,493

		$8,512,924

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 24.7%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,327,664
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,529,875
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,574,394
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,501,001
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,548,590
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,205,350
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,322,112

		$41,008,986

Insured-Hospital — 6.4%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$10,300	$10,557,500

		$10,557,500

Insured-Transportation — 8.7%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,294,886
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,044,750
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,673,550
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,484,750

		$14,497,936

Lease Revenue/Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$157,528

		$157,528

Other Revenue — 2.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,732,319
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,590,649

		$4,322,968

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$641,294
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,043,474

		$1,684,768

Special Tax Revenue — 6.4%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,137,080
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,137,080
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,163,910
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,372,300
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,208,050
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	520,512
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	674,601
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,111,108
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,195,890

		$10,520,531

3

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 6.2%
Cleveland, Water Pollution Control Revenue, Green Bonds, 5.00%, 11/15/41	$945	$1,075,769
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,786,230
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,350,704
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,435,983
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,353,760
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,321,160

		$10,323,606

Total Tax-Exempt Investments — 106.8% (identified cost $162,599,720)		$177,306,594

Other Assets, Less Liabilities — (6.8)%		$(11,322,874)

Net Assets — 100.0%		$165,983,720

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 49.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 25.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Sep-17	$(12,925,216)	$(13,063,438)	$(138,222)

						$(138,222)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

4

At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $138,222.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,706,115

Gross unrealized appreciation	$15,379,750
Gross unrealized depreciation	(504,271)

Net unrealized appreciation	$14,875,479

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$177,306,594	$—	$177,306,594
Total Investments	$—	$177,306,594	$—	$177,306,594

Liability Description
Futures Contracts	$(138,222)	$—	$—	$(138,222)
Total	$(138,222)	$—	$—	$(138,222)

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017